Debt Issuance Costs, Net (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended
	Jul. 17, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Prior Senior Secured Credit Facilities	Dec. 31, 2012 Prior Senior Secured Credit Facilities	Apr. 02, 2013 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities	Dec. 31, 2012 Senior Notes	Dec. 31, 2012 Senior Subordinated Notes	Dec. 31, 2012 CoBank	Nov. 27, 2013 Term B-1 Loan Prior Senior Secured Credit Facilities
Debt Issuance Costs, Net
Debt issuance costs capitalized		$ 21.4	$ 158.0	$ 21.4	$ 130.1		$ 19.4	$ 7.9	$ 0.6
Loss on extinguishment of debt	$ 8.3	$ 58.1	$ 8.3			$ 57.3				$ 0.8